Taxes (Details) - Schedule of Reconciles China Statutory Rates to the Company’s Effective Tax Rate		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciles China Statutory Rates to the Company’s Effective Tax Rate [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate in China		(20.00%)	(2.60%)	(14.00%)
Tax rate difference outside China	[1]	(16.80%)	(18.00%)	(7.00%)
Change in valuation allowance		(5.00%)	(9.90%)	4.70%
Additional R&D deduction in China			(0.30%)	(8.50%)
Permanent difference		17.20%	6.80%	0.10%
Effective tax rate		0.50%	1.00%	0.30%

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.